Guarantees Granted to Subsidiaries	12 Months Ended
Dec. 31, 2018
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Guarantees Granted to Subsidiaries
34.	GUARANTEES GRANTED TO SUBSIDIARIES

In April 2017, Ferrosur Roca S.A. subscribed a loan with HSBC Bank Argentina S.A. for an amount of $ 150,000,000. Such loan was guaranteed by Loma Negra C.I.A.S.A., and the outstanding balance as of December 31, 2018 amounts to $ 157,865,753.

In August 2018, Ferrosur Roca S.A. took a new 365 days loan for US$ 15,000,000 with Banco Latinoamericano de Comercio Exterior S.A. “BLADEX” at a three-month LIBOR + 1.95% interest rate with quarterly interest payments. Loma Negra granted security and surety in favor of BLADEX for up to the amount of the loan plus interest and expenses, and also signed the promissory notes issued by Ferrosur Roca S.A. in favor of that entity. As of December 31, 2018, Ferrosur Roca owes $ 569,442,236 under that loan.

In addition, Loma Negra C.I.A.S.A. guarantees the bank overdrafts of Ferrosur Roca S.A. As of December 31, 2018, the outstanding balances of such bank overdrafts amounted to 516,908,802.